Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases (Details) [Line Items]
Lease terms	3 years
Lease liability amount	$ 416
Right-of-use asset		$ 1,176
Lease agreement description	The Company leases offices in Ra’anana are for a period of 69 months. The contractual period of the aforesaid lease agreement ends in August 2027. The Company has an option to terminate the contract after 45 months with a penalty in amount of NIS 500,000 that will be diminish in NIS 30,000 in each month from the 45th month of the contract. The Company does not currently expect to exercise the termination option in the lease agreement.
Total cash outflows	$ 350	$ 214
Vehicles [Member]
Leases (Details) [Line Items]
Lease liability amount	281
Right-of-use asset	345
Offices [Member]
Leases (Details) [Line Items]
Lease liability amount	776
Right-of-use asset	$ 762